G. Stock-Based Compensation (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Stock-based compensation expense	$ 568	$ 993
Research and Development Expenses
Stock-based compensation expense	14	79
General and Administrative Expenses
Stock-based compensation expense	$ 554	$ 914